Schedule of Option Activity (Details) - $ / shares		12 Months Ended
	Jul. 26, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Shares, Options granted		134,128
Number of Shares, Options exercised	(60,000)
Number of Shares, Ending	125,000
Stock Options [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Shares, Beginning		10,742,000	1,275,000
Weighted Average Exercise Prices, Beginning		$ 0.16	$ 0.36
Number of Shares, Options granted				9,592,000
Weighted Average Exercise Prices, Options granted			$ 0.14
Number of Shares, Options exercised				(125,000)
Weighted Average Exercise Prices, Options exercised			$ (0.13)
Number of Shares, Options granted			(500,000)
Weighted Average Exercise Prices, Options granted		$ (0.50)
Number of Shares, Ending		10,242,000	10,742,000	1,275,000
Weighted Average Exercise Prices, Ending		$ 0.15	$ 0.16	$ 0.36
Number of Shares, Exercisable Ending		9,113,528
Weighted Average Exercise Prices, Exercisable Ending		$ 0.15